Basis of preparation and presentation of the Consolidated Financial Statements and Combined Carve-out Financial Statements (Details) - BRL (R$) R$ in Thousands				12 Months Ended
		Jul. 23, 2020		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Oct. 11, 2018
Preparation basis and presentation of Combined Carve-out Financial Statements
Parent Company's Net Investment		R$ 3,093,748			R$ 3,100,083
Adjustment
Company’s shareholders’ equity		3,093,748		4,785,317	R$ 3,100,083	R$ 3,268,501	R$ 3,302,414
Shares issued upon legal reorganization
Preparation basis and presentation of Combined Carve-out Financial Statements
Parent Company's Net Investment		3,093,748
Adjustment		29,497		3,123,245
Company’s shareholders’ equity		3,123,245		4,961,988
Share-based compensation reserve
Preparation basis and presentation of Combined Carve-out Financial Statements
Parent Company's Net Investment
Adjustment		(686)		(686)
Company’s shareholders’ equity		(686)		38,962
Accumulated losses for the period
Preparation basis and presentation of Combined Carve-out Financial Statements
Parent Company's Net Investment	[1]
Adjustment		(28,811)	[1]	(28,811)
Company’s shareholders’ equity		R$ (28,811)	[1]	R$ (74,460)

[1]	The capital contributed by the controlling shareholders in the Vasta Platform’s share capital was calculated based on the Carve-out Equity prior to the contribution of the investment from Cogna to Vasta Platform amounting to R$ 3,123,245. the amount of R$ 28,811 refers to net income for the period from January 1, 2020 to contribution date.